BORROWINGS	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
    Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other (1)	Total borrowings
2021	$669	$621	$163	$300	$1,753
2022	602	584	127	—	1,313
2023	383	989	689	—	2,061
2024	1,210	373	468	310	2,361
2025	76	3,003	1,668	—	4,747
Thereafter	490	458	11,070	—	12,018
Total - Principal repayments	$3,430	$6,028	$14,185	$610	$24,253
Total - Deferred financing costs and other	$(41)	$(124)	$(312)	$—	$(477)
Total - December 31, 2020	$3,389	$5,904	$13,873	$610	$23,776
Total - December 31, 2019	$2,621	$5,860	$13,918	$—	$22,399
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(1)Refer to Note 25 for further details on the demand Deposit Agreement with Brookfield.
(a)     Corporate borrowings
    The partnership has bilateral credit facilities backed by global banks. The credit facilities are available in Euros, Sterling, Australian, U.S. and Canadian dollars. Advances under the credit facilities bear interest at the specified LIBOR, EURIBOR, CDOR, BBSY or bankers’ acceptance rate plus 2.50%, or the specified base rate or prime rate plus 1.50%. The credit facilities require the partnership to maintain a minimum tangible net worth and deconsolidated debt to capitalization ratio at the corporate level. During the third quarter of 2020, the partnership increased the total available amount on the credit facilities by $500 million to $2,075 million. The additional $500 million has been guaranteed by Brookfield and provides the partnership with additional liquidity to take advantage of acquisitive opportunities. The maturity date of the facilities is June 28, 2024.
    As at December 31, 2020, $310 million was drawn on the bilateral credit facilities and the additional $500 million facility guaranteed by Brookfield remains undrawn.
    The partnership has a revolving acquisition credit facility with Brookfield, as described in Note 1(b)(iii) that permits borrowings of up to $500 million. The credit facility is guaranteed by the partnership, Holding LP and the holding entities. The credit facility is available in U.S. or Canadian dollars, and advances are made by way of LIBOR, base rate, bankers’ acceptance rate or prime rate loans. The credit facility bears interest at the specified LIBOR or bankers’ acceptance rate plus 3.45%, or the specified base rate or prime rate plus 2.45%. The credit facility requires the partnership to maintain a minimum deconsolidated net worth and contains restrictions on the ability of the borrowers and the guarantors to, among other things, incur liens, engage in certain mergers and consolidations or enter into speculative hedging arrangements. Net proceeds above a specified threshold that are received by the borrowers from asset dispositions, debt incurrences or equity issuances by the borrowers or their subsidiaries must be used to pay down the credit facility (which can then be redrawn to fund future investments). The facility automatically renews for consecutive one-year periods until June 30, 2024. As at December 31, 2020, the credit facility remains undrawn.
    The partnership is currently in compliance with, or has obtained waivers related to, all material covenant requirements, and the partnership continues to monitor performance against such covenant requirements.
(b)     Non-recourse subsidiary borrowings of the partnership
    Total non-recourse subsidiary borrowings of the partnership as at December 31, 2020 were $23,166 million (2019: $22,399 million).
    Some of the partnership’s businesses have credit facilities in which they borrow and repay on a monthly basis. This movement has been shown on a net basis in the partnership’s consolidated statements of cash flow.
    The partnership has credit facilities within its operating businesses with major financial institutions. The credit facilities are primarily composed of revolving and term operating facilities with variable interest rates. In certain cases, the facilities may have financial covenants which are generally in the form of interest coverage ratios and leverage ratios.
    The partnership’s operations are currently in compliance with or have obtained waivers related to all material covenant requirements, and the partnership continues to work with its subsidiaries to monitor performance against such covenant requirements.
    The weighted average interest rates and terms of non-recourse subsidiary borrowings are as follows:

	Weighted average rate		Weighted average term (years)		Consolidated
(US$ MILLIONS, except as noted)	2020	2019	2020	2019	2020	2019
Business services	5.9%	5.8%	3.7	4.3	$3,389	$2,621
Infrastructure services	4.0%	5.2%	4.3	5.2	5,904	5,860
Industrials	5.3%	5.7%	5.7	6.3	13,873	13,918
Total	5.0%	5.5%	5.0	5.7	$23,166	$22,399
    Non-recourse subsidiary borrowings by currency are as follows:

(US$ MILLIONS, except as noted)	December 31, 2020	Local currency	December 31, 2019	Local currency
U.S. dollars	$15,305	15,305	$15,436	15,436
Euros	3,466	2,820	3,578	3,546
Brazilian reais	1,475	7,667	1,330	5,362
Australian dollars	994	1,292	1,264	1,801
Indian rupees	967	70,614	—	—
Canadian dollars	923	1,175	772	1,003
British pounds	5	4	10	8
Other	31	140	9	7
Total	$23,166		$22,399